UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-3651
                                                      --------

                           Touchstone Strategic Trust
------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                        221 East Fourth Street, Suite 300
                            Cincinnati, OH 45202-4133
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

        Registrant's telephone number, including area code: 513/362-8000

Date of fiscal year end:  03/31

Date of reporting period: 06/30/05

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Touchstone Strategic Trust
Emerging Growth Fund
Portfolio of Investments
June 30, 2005 (Unaudited)
================================================================================
                                                                      Market
Common Stocks - 96.6%                                   Shares        Value
------------------------------------------------------------------------------
Apparel Retailers - 6.8%
Abercrombie & Fitch Co. ..........................      77,500     $  5,324,250
Ann Taylor*+ .....................................     367,100        8,913,188
Federated Department Stores, Inc.+ ...............     137,350       10,065,008
Foot Locker ......................................     353,700        9,627,714
Jones Apparel Group, Inc. ........................     294,380        9,137,555
May Department Stores ............................     335,450       13,471,672
The Talbots, Inc. ................................     233,820        7,592,135
                                                                   ------------
                                                                     64,131,522
                                                                   ------------
Oil & Gas - 6.6%
Amerada Hess Corp. ...............................     128,300       13,665,232
BJ Services Co. ..................................     163,200        8,564,736
Chesapeake Energy Corp. ..........................     325,100        7,412,280
Cooper Cameron Corp.* ............................      98,600        6,118,130
ENSCO International, Inc. ........................     115,700        4,136,275
Pioneer Natural Resources ........................     266,100       11,197,488
Smith International, Inc. ........................     157,200       10,013,640
                                                                   ------------
                                                                     61,107,781
                                                                   ------------
Health Care Equipment - 6.2%
Cytyc Corp.* .....................................     411,300        9,073,278
Dade Behring Holdings, Inc. ......................     169,300       11,006,193
Fisher Scientific International, Inc.* ...........     150,300        9,754,470
PerkinElmer, Inc. ................................     514,800        9,729,720
Thermo Electron* .................................     676,100       18,166,807
                                                                   ------------
                                                                     57,730,468
                                                                   ------------
Retailers - 6.0%
O'Reilly Automotive, Inc.* .......................     323,900        9,655,459
OfficeMax, Inc.+ .................................     295,265        8,790,039
The TJX Companies, Inc. ..........................     266,700        6,494,145
Tiffany & Co.+ ...................................     378,600       12,402,936
Weight Watchers, Inc.*+ ..........................     208,500       10,760,685
Williams-Sonoma, Inc.* ...........................     190,700        7,545,999
                                                                   ------------
                                                                     55,649,263
                                                                   ------------
Health Care Providers - 5.8%
Community Health Systems, Inc.* ..................     261,000        9,863,190
Health Net Inc.* .................................     177,650        6,779,124
Manor Care .......................................     190,300        7,560,619
PacifiCare Health Systems, Inc.* .................     309,100       22,085,195
Valeant Pharmaceuticals International ............     409,300        7,215,959
                                                                   ------------
                                                                     53,504,087
                                                                   ------------
Electronics - 5.5%
AMETEK, Inc. .....................................     362,900       15,187,365
Arrow Electronics, Inc.* .........................     248,150        6,739,754
Celestica, Inc.* .................................     754,415       10,109,161
LSI Logic* .......................................     888,300        7,541,667
Vishay Intertechnology, Inc.*+ ...................     995,470       11,816,229
                                                                   ------------
                                                                     51,394,176
                                                                   ------------

Touchstone Strategic Trust
Emerging Growth Fund
(Continued)
================================================================================
                                                                       Market
Common Stocks - 96.6% (Continued)                      Shares          Value
------------------------------------------------------------------------------
Banking - 4.8%
Investors Financial Services Corp. ...............     205,600     $  7,775,792
North Fork Bancorporation ........................     424,050       11,911,565
People's Bank ....................................     107,510        3,251,102
TD  Banknorth, Inc. ..............................     169,810        5,060,338
Zions Bancorporation .............................     224,900       16,536,897
                                                                   ------------
                                                                     44,535,694
                                                                   ------------
Medical Supplies - 4.7%
Beckman Coulter Inc. .............................     130,600        8,302,242
Edwards Lifesciences Corp.*+ .....................     236,650       10,180,683
Hillenbrand Industries, Inc. .....................     151,100        7,638,105
Tektronix, Inc. ..................................     297,670        6,926,781
Teradyne, Inc.*+ .................................     862,950       10,329,511
                                                                   ------------
                                                                     43,377,322
                                                                   ------------
Semiconductors - 4.5%
Freescale Semiconductor, Inc. - Class B* .........     326,600        6,917,388
Intersil Corp.+ ..................................     322,400        6,051,448
National Semiconductor Corp. .....................     982,135       21,636,434
Semtech Corp.* ...................................     405,300        6,748,245
                                                                   ------------
                                                                     41,353,515
                                                                   ------------
Technology - 3.9%
Cypress Semiconductor Corp.*+ ....................     802,400       10,102,216
Lam Research Corp.* ..............................     222,000        6,424,680
Novellus Systems, Inc.* ..........................     458,800       11,336,948
Siebel Systems, Inc. .............................     950,800        8,462,120
                                                                   ------------
                                                                     36,325,964
                                                                   ------------
Industrial - 3.6%
IDEX Corp. .......................................     229,800        8,872,578
Roper Industries, Inc. ...........................      98,300        7,015,671
SPX Corp.+ .......................................     115,700        5,319,886
Varian Inc.* .....................................     314,350       11,879,287
                                                                   ------------
                                                                     33,087,422
                                                                   ------------
Computers & Information - 3.5%
Diebold, Inc. ....................................     101,300        4,569,643
McAfee, Inc.* ....................................     306,600        8,026,788
Polycom, Inc.* ...................................     687,700       10,253,607
The Reynolds & Reynolds Company - Class A ........     199,080        5,381,132
Unisys Corp.* ....................................     715,300        4,527,849
                                                                   ------------
                                                                     32,759,019
                                                                   ------------
Heavy Machinery - 2.8%
Dover Corp. ......................................     261,290        9,505,730
W.W. Grainger, Inc. ..............................     149,900        8,213,021
York International Corp. .........................     223,500        8,493,000
                                                                   ------------
                                                                     26,211,751
                                                                   ------------
Insurance - 2.8%
Arthur J. Gallagher & Co. ........................     217,300        5,895,349
Assurant, Inc. ...................................     338,270       12,211,547
Old Republic International Corp. .................     312,100        7,893,009
                                                                   ------------
                                                                     25,999,905
                                                                   ------------

Touchstone Strategic Trust
Emerging Growth Fund
(Continued)
================================================================================
                                                                      Market
Common Stocks - 96.6% (Continued)                     Shares          Value
--------------------------------------------------------------------------------
Biotechnology - 2.7%
Celgene Corp.*+ ..................................     390,700     $ 15,928,839
Charles River Laboratories International, Inc.* ..     193,600        9,341,200
                                                                   ------------
                                                                     25,270,039
                                                                   ------------
Coal - 2.7%
Arch Coal, Inc.+ .................................     193,600       10,545,392
CONSOL Energy, Inc. ..............................     270,500       14,493,390
                                                                   ------------
                                                                     25,038,782
                                                                   ------------
IT Consulting - 2.2%
CACI International, Inc.* ........................     174,200       11,002,472
Satyam Computer Services Ltd. - ADR ..............     375,000        9,750,000
                                                                   ------------
                                                                     20,752,472
                                                                   ------------
Health Care Distributors - 2.2%
Andrx Corp.* .....................................     200,300        4,068,093
Omnicare, Inc.+ ..................................     383,200       16,259,176
                                                                   ------------
                                                                     20,327,269
                                                                   ------------
Media - Broadcasting & Publishing - 2.1%
Andrew Corp.* ....................................     703,700        8,979,212
Entercom Communications Corp.* ...................      94,450        3,144,241
Univision Communications, Inc. - Class A*+ .......     106,600        2,936,830
Westwood One, Inc. ...............................     221,600        4,527,288
                                                                   ------------
                                                                     19,587,571
                                                                   ------------
Commercial Services - 2.0%
Anixter International, Inc.* .....................     138,050        5,131,319
Centex Corp. .....................................     137,700        9,731,258
Cott Corp.*+ .....................................     168,650        3,681,630
                                                                   ------------
                                                                     18,544,207
                                                                   ------------
Computer Software & Processing - 1.8%
Alliance Data Systems Corp.* .....................     285,700       11,587,992
CheckFree Corp.* .................................     145,100        4,942,106
                                                                   ------------
                                                                     16,530,098
                                                                   ------------
Financial Services - 1.6%
CapitalSource, Inc.*+ ............................     544,300       10,684,609
Piper Jaffray Companies, Inc.* ...................     122,800        3,736,804
                                                                   ------------
                                                                     14,421,413
                                                                   ------------
Pharmaceuticals - 1.4%
Barr Pharmaceuticals, Inc.* ......................      61,600        3,002,384
Par Pharmaceutical Cos., Inc.* ...................     187,300        5,958,013
The Medicines Company* ...........................     181,400        4,242,946
                                                                   ------------
                                                                     13,203,343
                                                                   ------------
Employment Services - 1.4%
Monster Worldwide, Inc.* .........................     443,200       12,710,976
                                                                   ------------

Waste Disposal - 1.4%
Republic Services, Inc. ..........................     350,800       12,632,308
                                                                   ------------

Advertising - 1.2%
Lexmark International Group, Inc. - Class A* .....     104,400        6,768,252
The Interpublic Group of Companies, Inc.* ........     365,370        4,450,207
                                                                   ------------
                                                                     11,218,459
                                                                   ------------

Touchstone Strategic Trust
Emerging Growth Fund
(Continued)
================================================================================
                                                                      Market
Common Stocks - 96.6% (Continued)                     Shares          Value
--------------------------------------------------------------------------------
Aerospace & Defense - 1.1%
Alliant Techsystems, Inc.* ......................     150,100     $ 10,597,060
                                                                  ------------

Deep Sea Passenger Transportation - 1.1%
Royal Caribbean Cruises Ltd.+ ...................     211,500       10,228,140
                                                                  ------------

Telecommunications - 0.9%
Scientific-Atlanta, Inc. ........................     247,900        8,247,633
                                                                  ------------

Agricultural Services - 0.8%
Monsanto Co. ....................................     120,200        7,556,974
                                                                  ------------

Engineering Services - 0.8%
EMCOR Group, Inc.* ..............................     147,565        7,215,929
                                                                  ------------

Restaurants - 0.7%
Darden Restaurants, Inc. ........................     207,160        6,832,137
                                                                  ------------

Household Products - 0.7%
Leggett & Platt, Inc. ...........................     242,600        6,448,308
                                                                  ------------

Media - 0.3%
Cox Radio, Inc. - Class A* ......................     190,000        2,992,500
                                                                  ------------

Total Common Stocks .............................                 $897,523,507
                                                                  ------------

Investment Funds - 9.7%
BBH Securities Lending Fund ** ..................  90,364,332     $ 90,364,332
                                                                  ------------

Total Investment Securities - 106.3%
(Cost $882,963,908) .............................                 $987,887,839

Liabilities in Excess of Other Assets - (6.3%) ..                  (58,975,448)
                                                                  ------------

Net Assets - 100.0% .............................                 $928,912,391
                                                                  ============

*  Non-income producing security.
** Represents collateral for securities loaned.
+  All or a portion of the security is on loan.
ADR - American Depository Receipt.
See accompanying Notes to Portfolios of Investments.

Touchstone Strategic Trust
Growth Opportunities Fund
Portfolio of Investments
June 30, 2005 (Unaudited)
================================================================================
                                                                      Market
Common Stocks - 100.2%                                 Shares         Value
--------------------------------------------------------------------------------
Health Care - 32.4%
Abbott Laboratories ..............................      52,000     $  2,548,520
Affymetrix, Inc.*+ ...............................      62,700        3,381,411
Alcon Inc. .......................................      31,000        3,389,850
Amgen, Inc.* .....................................      52,700        3,186,242
Charles River Laboratories International, Inc.* ..      40,000        1,930,000
Fisher Scientific International Inc.* ............      55,000        3,569,500
Genentech, Inc.* .................................      42,500        3,411,900
Genzyme Corp.* ...................................      60,000        3,605,400
Invitrogen Corp.* ................................      55,000        4,580,950
IVAX Corporation* ................................     110,000        2,365,000
Teva Pharmaceutical Industries Ltd. - ADR ........      80,000        2,491,200
                                                                   ------------
                                                                     34,459,973
                                                                   ------------
Technology - 28.0%
Agilent Technologies, Inc.* ......................     126,000        2,900,520
Analog Devices, Inc. .............................      90,000        3,357,900
EMC Corp.* .......................................     350,000        4,798,500
Emerson Electric Co. .............................      22,000        1,377,860
Intel Corp. ......................................     145,000        3,778,700
Motorola, Inc. ...................................     130,000        2,373,800
Oracle Corp.* ....................................     335,000        4,422,000
Texas Instruments, Inc. ..........................     153,000        4,294,710
VeriSign, Inc.* ..................................      85,000        2,444,600
                                                                   ------------
                                                                     29,748,590
                                                                   ------------
Oil & Gas - 9.1%
Burlington Resources, Inc. .......................      45,000        2,485,800
Halliburton Company ..............................      70,000        3,347,400
Schlumberger Limited .............................      50,000        3,797,000
                                                                   ------------
                                                                      9,630,200
                                                                   ------------
Business Services - 7.2%
eBay, Inc.* ......................................      65,000        2,145,650
Getty Images, Inc.* ..............................      14,000        1,039,640
Monster Worldwide, Inc.* .........................      82,800        2,374,704
Yahoo!, Inc.* ....................................      60,000        2,079,000
                                                                   ------------
                                                                      7,638,994
                                                                   ------------
Industrial - 5.3%
American Power Conversion Corp. ..................      92,000        2,170,280
Danaher Corp. ....................................      37,000        1,936,580
Pall Corp. .......................................      50,000        1,518,000
                                                                   ------------
                                                                      5,624,860
                                                                   ------------
Media/Entertainment - 5.0%
Harrah's Entertainment, Inc. .....................      15,000        1,081,050
Marriott International, Inc. - Class A ...........      10,000          682,200
MGM MIRAGE* ......................................      90,000        3,562,200
                                                                   ------------
                                                                      5,325,450
                                                                   ------------

Touchstone Strategic Trust
Growth Opportunities Fund
(Continued)
================================================================================
                                                                      Market
Common Stocks - 100.2% (Continued)                    Shares          Value
--------------------------------------------------------------------------------
Transportation - 4.8%
Norfolk Southern Corp. ...........................      95,000     $  2,941,200
Ryder Systems, Inc. ..............................      58,000        2,122,800
                                                                   ------------
                                                                      5,064,000
                                                                   ------------
Chemicals - 4.2%
Air Products & Chemicals, Inc. ...................      35,000        2,110,500
Praxair, Inc. ....................................      50,000        2,330,000
                                                                   ------------
                                                                      4,440,500
                                                                   ------------
Financial Services - 2.6%
Goldman Sachs Group, Inc. ........................      27,000        2,754,540
                                                                   ------------

Retail - 1.6%
Home Depot, Inc. .................................      42,450        1,651,305
                                                                   ------------

Total Common Stocks ..............................                 $106,338,412
                                                                   ------------

Money Markets - 2.1%
Merrill Lynch Premier Money Market - Institutional   2,201,000        2,201,000
                                                                   ------------

Investment Funds - 1.3%
BBH Securities Lending Fund ** ...................   1,327,200        1,327,200
                                                                   ------------

Total Investment Securities - 103.6%
(Cost $100,508,594) ..............................                 $109,866,612

Liabilities in Excess of Other Assets - (3.6%) ...                   (3,838,402)
                                                                   ------------

Net Assets - 100.0% ..............................                 $106,028,210
                                                                   ============

*  Non-income producing security.
** Represents collateral for securities loaned.
+  All or a portion of the security is on loan.
ADR - American Depository Receipt.
See accompanying Notes to Portfolios of Investments.

Touchstone Strategic Trust
Large Cap Core Equity Fund
Portfolio of Investments
June 30, 2005 (Unaudited)
================================================================================
                                                                      Market
Common Stocks - 97.7%                                 Shares          Value
--------------------------------------------------------------------------------
Industrial - 17.1%
3M Co. ...........................................       4,910     $    354,993
Caterpiller, Inc. ................................       5,300          505,143
General Electric Co. .............................      12,180          422,037
Honeywell International, Inc. ....................      11,590          424,542
United Technologies Corp. ........................       8,640          443,664
                                                                   ------------
                                                                      2,150,379
                                                                   ------------
Information Technology - 16.9%
Cisco Systems, Inc.* .............................      16,200          309,582
Computer Sciences Corp.* .........................       7,070          308,959
Hewlett-Packard Co. ..............................      17,970          422,475
Intel Corp. ......................................      13,550          353,113
International Business Machines Corp. (IBM) ......       4,220          313,124
Microsoft Corp. ..................................      16,100          399,924
                                                                   ------------
                                                                      2,107,177
                                                                   ------------
Consumer Staples - 16.1%
Altria Group, Inc. ...............................       7,270          470,078
Coca-Cola Co. ....................................       7,660          319,805
Kimberly-Clark Corp. .............................       6,580          411,842
Procter & Gamble Co.+ ............................       7,860          414,615
Wal-Mart Stores, Inc. ............................       8,250          397,650
                                                                   ------------
                                                                      2,013,990
                                                                   ------------
Health Care - 11.1%
Cardinal Health, Inc. ............................       5,700          328,206
Johnson & Johnson ................................       7,460          484,900
WellPoint, Inc.* .................................       8,250          574,530
                                                                   ------------
                                                                      1,387,636
                                                                   ------------
Consumer Discretionary - 10.9%
Best Buy Co., Inc. ...............................       8,050          551,827
Home Depot, Inc. .................................      10,610          412,729
The Walt Disney Co.* .............................      16,010          403,132
                                                                   ------------
                                                                      1,367,688
                                                                   ------------
Financial Services - 10.1%
American Express Co. .............................       7,360          391,773
Bank of America Corp. ............................      10,020          457,012
Citigroup, Inc. ..................................       8,856          409,413
                                                                   ------------
                                                                      1,258,198
                                                                   ------------
Energy - 4.4%
Exxon Mobil Corp. ................................       9,620          552,861
                                                                   ------------

Insurance - 3.1%
Allstate Corp. ...................................       6,485          387,479
                                                                   ------------

Materials - 2.9%
Du Pont (E.I.) DE Nemours ........................       8,350          359,134
                                                                   ------------

Touchstone Strategic Trust
Large Cap Core Equity Fund
(Continued)
================================================================================
                                                                      Market
Common Stocks - 97.4% (Continued)                     Shares          Value
--------------------------------------------------------------------------------
Telecommunication Service - 2.9%
SBC Communications, Inc. .........................      15,120          359,100
                                                                   ------------

Financial - 2.2%
JP Morgan Chase & Co. ............................       7,760          274,083
                                                                   ------------

Total Common Stocks ..............................                 $ 12,217,725
                                                                   ------------

Investment Funds - 3.3%
BBH Securities Lending Fund ** ...................     408,818          408,818
                                                                   ------------

Total Investment Securities - 101.0%
(Cost $10,701,514) ...............................                 $ 12,626,543

Liabilities in Excess of Other Assets - (1.0%) ...                     (123,975)
                                                                   ------------

Net Assets - 100.0% ..............................                 $ 12,502,568
                                                                   ============

*  Non-income producing security.
** Represents collateral for securities loaned.
+  All or a portion of the security is on loan.
See accompanying Notes to Portfolios of Investments.

Touchstone Strategic Trust
Large Cap Growth Fund
Portfolio of Investments
June 30, 2005 (Unaudited)
================================================================================
                                                                      Market
Common Stocks - 99.3%                                 Shares          Value
--------------------------------------------------------------------------------
Health Care - 20.6%
Abbott Laboratories ..............................     200,725     $  9,837,532
Alcon, Inc. ......................................     181,895       19,890,218
Caremark Rx, Inc.* ...............................     238,365       10,612,010
Glaxosmithkline PLC-ADR ..........................     197,575        9,584,363
Johnson & Johnson ................................     159,930       10,395,450
Medco Health Solutions, Inc.* ....................     291,670       15,563,511
Sanofi-Aventis-ADR+ ..............................     241,425        9,896,011
UnitedHealth Group, Inc. .........................     382,535       19,945,374
                                                                   ------------
                                                                    105,724,469
                                                                   ------------
Oil & Gas - 13.8%
Burlington Resources, Inc. .......................     197,580       10,914,319
Cameco Corp.+ ....................................     191,270        8,559,333
EnCana Corp.+ ....................................     482,935       19,119,397
Praxair, Inc. ....................................     210,100        9,790,660
Transocean, Inc.* ................................     232,060       12,524,278
Valero Energy Corp. ..............................     131,675       10,416,809
                                                                   ------------
                                                                     71,324,796
                                                                   ------------
Insurance - 11.4%
Aetna, Inc. ......................................     275,915       22,851,280
Allstate Corp. ...................................     175,600       10,492,100
CIGNA Corp. ......................................     122,300       13,089,769
Prudential Financial, Inc. .......................     188,125       12,352,288
                                                                   ------------
                                                                     58,785,437
                                                                   ------------
Retailers - 9.0%
CVS ..............................................     338,675        9,845,282
J.C. Penney Company, Inc. ........................     291,675       15,336,272
Sears Holdings Corp.* ............................      72,125       10,809,374
Yum! Brands, Inc. ................................     200,675       10,451,154
                                                                   ------------
                                                                     46,442,082
                                                                   ------------
Computer Software & Services - 8.4%
Adobe Systems, Inc. ..............................     583,250       16,692,615
Infosys Technologies Ltd. - ADR+ .................     147,405       11,419,465
Marvell Technology Group Ltd.* ...................     404,500       15,387,180
                                                                   ------------
                                                                     43,499,260
                                                                   ------------
Hotels & Motels - 7.0%
Marriott International, Inc. - Class A ...........     244,580       16,685,247
MGM MIRAGE* ......................................     238,370        9,434,685
Starwood Hotels & Resorts Worldwide, Inc. ........     172,450       10,100,397
                                                                   ------------
                                                                     36,220,329
                                                                   ------------
Telecommunications - 5.6%
America Movil S.A. - ADR .........................     310,500       18,508,905
Nextel Communications - Class A* .................     323,025       10,436,938
                                                                   ------------
                                                                     28,945,843
                                                                   ------------

Touchstone Strategic Trust
Large Cap Growth Fund
(Continued)
================================================================================
                                                                      Market
Common Stocks - 98.3% (Continued)                     Shares          Value
--------------------------------------------------------------------------------
Computers & Information - 5.5%
Apple Computer, Inc.* ............................     288,535     $ 10,620,973
Lockheed Martin Corp. ............................     269,700       17,495,439
                                                                   ------------
                                                                     28,116,412
                                                                   ------------
Railroad Transportation - 4.5%
Burlington Northern Santa Fe Corp. ...............     319,860       15,059,009
Canadian National Railway Co. ....................     141,105        8,134,703
                                                                   ------------
                                                                     23,193,712
                                                                   ------------
Food - 3.6%
Hershey Foods Corp. ..............................     301,040       18,694,584
                                                                   ------------

Household Products - 3.0%
The Gillette Co. .................................     304,200       15,401,646
                                                                   ------------

Financial Services - 2.6%
Moody's Corp. ....................................     294,730       13,251,061
                                                                   ------------

Transportation Services - 2.2%
Boeing Co. .......................................     172,450       11,381,700
                                                                   ------------

Agricultural Services - 2.1%
Monsanto Co. .....................................     171,295       10,769,317
                                                                   ------------

Total Common Stocks ..............................                 $511,750,648
                                                                   ------------

Investment Funds - 7.4%
BBH Securities Lending Fund ** ...................  38,349,930       38,349,930
                                                                   ------------

Total Investment Securities - 106.7%
(Cost $501,227,076) ..............................                 $550,100,578

Liabilities in Excess of Other Assets - (6.7%) ...                  (34,779,662)
                                                                   ------------

Net Assets - 100.0% ..............................                 $515,320,916
                                                                   ============

*  Non-income producing security.
** Represents collateral for securities loaned.
+  All or a portion of the security is on loan.
ADR - American Depository Receipt.
See accompanying Notes to Portfolios of Investments.

Touchstone Strategic Trust
Micro Cap Growth Fund
Portfolio of Investments
June 30, 2005 (Unaudited)
================================================================================
                                                                      Market
Common Stocks - 99.4%                                 Shares          Value
--------------------------------------------------------------------------------
Electronic Technology - 27.4%
ADE Corp.*+ ......................................      27,800     $    779,790
Argon State, Inc.* ...............................       7,650          271,575
CAM Commerce Solutions, Inc.* ....................       2,750           40,535
Captiva Software Corp.* ..........................      58,900          850,516
CryptoLogic, Inc. ................................      32,100          963,321
Digi International, Inc.* ........................      31,200          370,032
Endwave Corporation*+ ............................      20,000          952,000
Essex Corp.* .....................................      40,000          915,200
Intervideo, Inc.* ................................      38,700          556,506
Jupitermedia Corp.*+ .............................      25,000          428,250
LaBarge, Inc.* ...................................      23,500          426,525
LoJack Corp.* ....................................      46,400          814,784
Moldflow Corp.* ..................................      35,000          453,250
Online Resources Corp.* ..........................     111,100        1,256,541
PAR Technology Corp.* ............................      49,350        1,579,199
Phoenix Technologies Ltd.* .......................      22,100          171,938
Radiant Systems, Inc.* ...........................      85,000          969,000
Rimage Corp.* ....................................      30,865          655,264
SI International, Inc.* ..........................      16,000          479,360
United Industrial Corp.+ .........................      15,000          536,100
Video Display Corp.*+ ............................      52,400          680,671
VSE Corp. ........................................      32,000        1,033,280
                                                                   ------------
                                                                     15,183,637
                                                                   ------------
Health Care - 24.4%
American Dental Partners, Inc.* ..................      27,100          661,511
American Science & Engineering, Inc.* ............      18,000          798,480
Angiodynamics, Inc.* .............................      41,000          891,340
Anika Therapeutics, Inc.* ........................      36,100          414,789
Bioanalytical Systems, Inc.* .....................      69,400          410,154
Clinical Data, Inc. ..............................      13,275          236,176
CNS, Inc. ........................................      37,900          866,015
Dialysis Corporation of America*+ ................      30,000          649,500
Hi-Tech Pharmacal Co., Inc.* .....................      35,300        1,124,658
Horizon Health Corp.* ............................      45,400        1,061,906
IRIS International, Inc.*+ .......................      75,000        1,335,000
Lifecore Biomedical, Inc.* .......................      42,100          458,890
Medicore, Inc.* ..................................      85,000        1,070,150
Mesa Laboratories, Inc. ..........................      24,900          346,857
Misonix, Inc.* ...................................      50,000          302,500
Palomar Medical Technologies, Inc.*+ .............      25,000          598,000
Psychemedics Corp. ...............................      42,000          546,840
Somanetics Corp.* ................................      52,000        1,168,440
U.S. Physical Therapy, Inc.* .....................      32,000          613,760
                                                                   ------------
                                                                     13,554,966
                                                                   ------------

Touchstone Strategic Trust
Micro Cap Growth Fund
(Continued)
================================================================================
                                                                      Market
Common Stocks - 99.4% (Continued)                     Shares          Value
--------------------------------------------------------------------------------
Consumer Non-Durables - 9.4%
Cuisine Solutions, Inc.* .........................      76,700     $    460,200
Hansen Natural Corp.*+ ...........................      20,000        1,694,400
Parlux Fragrances, Inc.*+ ........................      35,000          968,450
Rocky Mountain Chocolate Factory, Inc. ...........      46,666        1,026,652
True Religion Apparel, Inc.*+ ....................      80,000        1,096,000
                                                                   ------------
                                                                      5,245,702
                                                                   ------------
Consumer Durables - 9.0%
Acme United Corp. ................................      31,000          584,660
Aldila, Inc. .....................................      33,000          645,480
Charles & Colvard Ltd.*+ .........................      52,500        1,288,875
Forward Industries, Inc.*+ .......................      80,000        1,279,200
R&B, Inc.* .......................................      30,200          424,008
The Dixie Group, Inc.* ...........................      45,000          792,450
                                                                   ------------
                                                                      5,014,673
                                                                   ------------
Producer Manufacturing - 8.6%
Aaon, Inc.* ......................................      43,000          764,970
Core Molding Technologies, Inc.* .................      73,300          711,743
Dynamic Materials Corp.+ .........................      35,000        1,354,150
K-Tron International, Inc.* ......................       4,450          130,385
Sun Hydraulics Corp.+ ............................      35,000        1,273,650
Titan International, Inc.+ .......................      39,900          557,802
                                                                   ------------
                                                                      4,792,700
                                                                   ------------
Basic Materials - 7.7%
American Vanguard Corp.*+ ........................      36,400          761,124
CFC International, Inc.* .........................      24,000          462,000
Empire Resources, Inc. ...........................      69,000          667,920
Mod-Pac Corp.* ...................................      32,200          528,080
Multi-Color Corp. ................................      21,000          547,050
The Andersons, Inc. ..............................      29,400        1,052,814
Universal Stainless & Alloy Products, Inc.* ......      21,450          260,639
                                                                   ------------
                                                                      4,279,627
                                                                   ------------
Consumer Services - 5.7%
American Medical Alert Corp.* ....................      75,000          462,000
Gaming Partners International Corp.* .............      54,000        1,026,000
Monarch Casino & Resort, Inc.*+ ..................      23,200          511,328
Nutri/System, Inc.* ..............................      80,000        1,180,800
                                                                   ------------
                                                                      3,180,128
                                                                   ------------
Finance - 3.3%
American Physicians Capital, Inc.* ...............      25,000          928,750
Five Star Quality Care, Inc.* ....................     120,000          876,000
                                                                   ------------
                                                                      1,804,750
                                                                   ------------
Commercial/Industrial Services - 2.2%
Competitive Technologies, Inc.* ..................      74,100          489,060
Perficient, Inc.*+ ...............................     100,000          711,000
                                                                   ------------
                                                                      1,200,060
                                                                   ------------

Touchstone Strategic Trust
Micro Cap Growth Fund
(Continued)
================================================================================
                                                                      Market
Common Stocks - 99.4% (Continued)                     Shares          Value
--------------------------------------------------------------------------------
Transportation - 1.7%
Frozen Food Express Industries, Inc.* ............      85,000     $    962,200
                                                                   ------------

Total Common Stocks ..............................                 $ 55,218,443
                                                                   ------------

Investment Funds - 27.9%
BBH Securities Lending Fund ** ...................  15,479,157       15,479,157
                                                                   ------------

Total Investment Securities - 127.3%
(Cost $59,474,559) ...............................                 $ 70,697,600
                                                                   ------------

Liabilities in Excess of Other Assets - (27.3%) ..                  (15,167,323)
                                                                   ------------

Net Assets - 100.0% ..............................                 $ 55,530,277
                                                                   ============

*  Non-income producing security.
** Represents collateral for securities loaned.
+  All or a portion of the security is on loan.
See accompanying Notes to Portfolios of Investments.

Touchstone Strategic Trust
Small Cap Growth Fund
Portfolio of Investments
June 30, 2005 (Unaudited)
================================================================================
                                                                      Market
Common Stocks - 93.6%                                 Shares          Value
--------------------------------------------------------------------------------
Electronic Technology - 17.1%
Actel Corp.* .....................................     128,250     $  1,782,675
ADE Corp.*+ ......................................      30,000          841,500
Argon State, Inc.* ...............................      16,400          582,200
CAM Commerce Solutions, Inc.* ....................       3,800           56,012
Captiva Solftware Corp.* .........................      72,900        1,052,676
CryptoLogic, Inc. ................................      34,000        1,020,340
Cypress Semiconductor Corp.*+ ....................     226,150        2,847,228
Digi International Inc.* .........................      40,000          474,400
Digital River, Inc.*+ ............................     197,450        6,269,037
Endwave Corp.*+ ..................................      30,000        1,428,000
Essex Corp.* .....................................      35,000          800,800
Intervideo, Inc.* ................................      65,000          934,700
Jupitermedia Corp.*+ .............................     195,500        3,348,914
LaBarge, Inc.* ...................................      40,000          726,000
Lojack Corp.* ....................................      48,600          853,416
Mobility Electroncis, Inc.* ......................      76,750          702,263
Moldflow Corp.* ..................................      15,600          202,020
Online Resources Corp.* ..........................     101,800        1,151,358
PAR Technology Corp.* ............................      55,750        1,784,000
Phoenix Technologies Ltd.* .......................      22,100          171,938
Radiant Systems, Inc.* ...........................     110,000        1,254,000
Rimage Corp.* ....................................      41,135          873,296
SI International, Inc.* ..........................      29,300          877,828
United Industrial Corp.+ .........................      15,000          536,100
Video Display Corp.*+ ............................      55,000          714,445
VSE Corp. ........................................      31,200        1,007,448
                                                                   ------------
                                                                     32,292,594
                                                                   ------------
Health Care - 11.9%
American Dental Partners, Inc.* ..................      28,600          698,126
American Science and Engineering, Inc.* ..........      16,300          723,068
Angiodynamics, Inc.* .............................      50,900        1,106,566
Anika Therapeutics, Inc.* ........................      54,800          629,652
Bioanalytical Systems, Inc.* .....................      79,800          471,618
Clinical Data, Inc. ..............................       2,000           35,582
CNS, Inc. ........................................      40,900          934,565
Dialysis Corporation of America*+ ................      30,000          649,500
DJ Orthopedics Inc.* .............................      38,800        1,064,284
Genitope Corp.*+ .................................      69,000          885,960
Hi-Tech Pharmacal Co., Inc.* .....................      39,400        1,255,284
Horizon Health Corp.* ............................      49,000        1,146,110
IRIS International, Inc.*+ .......................      68,100        1,212,180
Lifecore Biomedical, Inc.* .......................      38,200          416,380
Medicore, Inc.* ..................................      36,400          458,276
Mesa Laboratories, Inc. ..........................      18,100          252,133
Misonix, Inc.* ...................................      28,800          174,240

Touchstone Strategic Trust
Small Cap Growth Fund
(Continued)
================================================================================
                                                                      Market
Common Stocks - 93.6% (Continued)                     Shares          Value
--------------------------------------------------------------------------------
Health Care - 11.9% (Continued)
NitroMed, Inc.*+ .................................     173,650     $  3,377,493
Palomar Medical Technologies, Inc.*+ .............      27,800          664,976
Psychemedics Corp. ...............................      40,000          520,800
Somanetics Corp.* ................................      60,000        1,348,200
Telik, Inc.* .....................................     222,535        3,618,418
U.S. Physical Therapy, Inc.* .....................      53,800        1,031,884
                                                                   ------------
                                                                     22,675,295
                                                                   ------------
Commercial/Industrial Services - 10.4%
Competitive Technologies, Inc.* ..................      74,000          488,400
Crown Holdings, Inc.* ............................     251,858        3,583,939
Duratek, Inc.* ...................................      45,800        1,061,644
Flowserve Corp.* .................................     106,300        3,216,638
Perficient, Inc.*+ ...............................     103,100          733,041
Teledyne Technologies, Inc.* .....................     121,750        3,966,615
USEC, Inc. .......................................     293,550        4,297,572
Veeco Instruments Inc.*+ .........................     150,050        2,442,814
                                                                   ------------
                                                                     19,790,663
                                                                   ------------
Communications - 9.0%
Arris Group, Inc.* ...............................     370,850        3,230,104
IXIA* ............................................     240,750        4,680,180
JAMDAT Mobile, Inc.*+ ............................      46,600        1,289,888
NII Holdings, Inc. - Class B* ....................      41,350        2,643,919
SBA Communications Corp. - Class A* ..............     334,200        4,511,700
UbiquiTel, Inc.* .................................      89,400          729,504
                                                                   ------------
                                                                     17,085,295
                                                                   ------------
Technology - 8.2%
Allscripts Healthcare Solutions, Inc.*+ ..........     153,850        2,555,449
InfoSpace, Inc.* .................................     187,450        6,172,728
Micromuse, Inc.* .................................     277,650        1,571,499
Openwave Systems, Inc.*+ .........................     319,200        5,234,880
                                                                   ------------
                                                                     15,534,556
                                                                   ------------
Energy - 6.9%
Energy Conversion Devices, Inc.*+ ................      97,500        2,182,050
InterOil Corp.*+ .................................      91,500        2,486,970
Key Energy Services, Inc.* .......................     185,900        2,241,954
Parker Drilling Company* .........................     473,350        3,318,184
Superior Energy Services, Inc.* ..................     162,100        2,885,380
                                                                   ------------
                                                                     13,114,538
                                                                   ------------
Financial Services - 4.4%
American Physicians Capital, Inc.* ...............      21,700          806,155
Five Star Quality Care, Inc.* ....................     130,000          949,000
Friedman, Billings, Ramsey Group, Inc.+ ..........     266,900        3,816,670
Metris Companies Inc.* ...........................     196,550        2,842,113
                                                                   ------------
                                                                      8,413,938
                                                                   ------------

Touchstone Strategic Trust
Small Cap Growth Fund
(Continued)
================================================================================
                                                                      Market
Common Stocks - 93.6% (Continued)                     Shares          Value
--------------------------------------------------------------------------------
Consumer Non-Durables - 4.2%
Cuisine Solutions, Inc.* .........................      82,400     $    494,400
Hansen Natural Corp.*+ ...........................      15,000        1,270,800
Parlux Fragrances, Inc.*+ ........................      30,000          830,100
Rocky Mountain Chocolate Factory, Inc.+ ..........      49,333        1,085,326
True Religion Apparel, Inc.*+ ....................      76,000        1,041,200
USANA Health Sciences, Inc.*+ ....................      77,350        3,271,905
                                                                   ------------
                                                                      7,993,731
                                                                   ------------
Producer Manufacturing - 3.9%
Aaon, Inc.* ......................................      60,000        1,067,400
Core Molding Technologies, Inc.* .................     126,800        1,231,228
Dynamic Materials Corp.+ .........................      35,000        1,354,150
K-Tron International, Inc.* ......................       2,900           84,970
PMC-Sierra, Inc.* ................................     200,000        1,866,000
Sun Hydraulics Corp.+ ............................      35,000        1,273,650
Titan International, Inc.+ .......................      30,800          430,584
                                                                   ------------
                                                                      7,307,982
                                                                   ------------
Basic Materials - 3.6%
American Vanguard Corp.*+ ........................      26,400          552,024
CFC International, Inc.* .........................      22,000          423,500
Cleveland-Cliffs, Inc.+ ..........................      50,000        2,888,000
Empire Resources, Inc. ...........................      72,850          705,188
Mod-Pac Corp.* ...................................      19,600          321,440
Multi-Color Corp. ................................      34,400          896,120
The Andersons, Inc. ..............................      21,200          759,172
Universal Stainless & Alloy Products, Inc.* ......      16,150          196,239
                                                                   ------------
                                                                      6,741,683
                                                                   ------------
Consumer Durables - 2.8%
Acme United Corp. ................................      45,000          848,700
Aldila, Inc. .....................................      40,000          782,400
Charles & Colvard Ltd.+ ..........................      57,750        1,417,763
Forward Industries, Inc.*+ .......................      80,000        1,279,200
R&B, Inc.* .......................................      22,000          308,880
The Dixie Group, Inc.* ...........................      35,000          616,350
                                                                   ------------
                                                                      5,253,293
                                                                   ------------
Consumer Services - 2.6%
American Medical Alert Corp.* ....................      71,500          440,440
Gaming Partners International Corp.*+ ............      45,000          855,000
Monarch Casino & Resort, Inc.*+ ..................      28,000          617,120
Nutri/Systems, Inc.* .............................      87,500        1,291,500
Revlon, Inc.* ....................................     587,442        1,803,447
                                                                   ------------
                                                                      5,007,507
                                                                   ------------
Finance - 2.5%
Centene Corp.* ...................................     141,100        4,738,138
                                                                   ------------

Chemicals - Diversified - 2.3%
FMC Corp.* .......................................      78,650        4,415,411
                                                                   ------------

Touchstone Strategic Trust
Small Cap Growth Fund
(Continued)
================================================================================
                                                                      Market
Common Stocks - 93.6% (Continued)                     Shares          Value
--------------------------------------------------------------------------------
Insurance - 1.8%
Platinum Underwriters Holdings, Ltd. .............     110,050     $  3,501,791
                                                                   ------------

Education - 1.6%
Laureate Education, Inc.* ........................      64,700        3,096,542
                                                                   ------------

Transportation - 0.4%
Frozen Food Express Industries, Inc.* ............      70,000          792,400
                                                                   ------------

Total Common Stocks ..............................                 $177,755,357
                                                                   ------------

Investment Funds - 27.6%
BBH Securities Lending Fund ** ...................  52,277,347       52,277,347
                                                                   ------------

Total Investment Securities - 121.2%
(Cost $207,519,951) ..............................                 $230,032,704

Liabilities in Excess of Other Assets - (21.2%) ..                  (40,279,224)
                                                                   ------------

Net Assets - 100.0% ..............................                 $189,753,480
                                                                   ============

*  Non-income producing security.
** Represents collateral for securities loaned.
+  All or a portion of the security is on loan.
See accompanying Notes to Portfolios of Investments.

Touchstone Strategic Trust
Value Plus Fund
Portfolio of Investments
June 30, 2005 (Unaudited)
================================================================================
                                                                      Market
Common Stocks - 98.0%                                 Shares          Value
--------------------------------------------------------------------------------
Oil & Gas - 11.3%
Baker Hughes, Inc. ...............................      18,250     $    933,670
BJ Services Co. ..................................       6,930          363,686
ChevronTexaco ....................................      33,900        1,895,688
ConocoPhillips ...................................      39,926        2,295,345
Exxon Mobil ......................................      35,788        2,056,736
Pioneer Natural Resources ........................      22,395          942,382
                                                                   ------------
                                                                      8,487,507
                                                                   ------------
Banking - 11.0%
Bank of America ..................................      55,190        2,517,216
Citigroup ........................................      53,002        2,450,282
JP Morgan Chase ..................................      57,228        2,021,293
Wells Fargo ......................................      22,250        1,370,155
                                                                   ------------
                                                                      8,358,946
                                                                   ------------
Computers & Information - 9.7%
ATI Technologies, Inc.* ..........................      76,345          904,688
Computer Sciences Corp.* .........................      42,245        1,846,107
First Data Corp. .................................      37,880        1,520,503
Hewlett-Packard ..................................      58,955        1,386,032
International Business Machines ..................      22,775        1,689,905
                                                                   ------------
                                                                      7,347,235
                                                                   ------------
Pharmaceuticals - 8.8%
Cardinal Health, Inc. ............................      13,145          756,889
McKesson Corp. ...................................      26,385        1,181,784
Novartis AG ......................................      24,030        1,139,983
Pfizer ...........................................      86,850        2,395,323
Watson Pharmaceuticals, Inc.* ....................      40,560        1,198,954
                                                                   ------------
                                                                      6,672,933
                                                                   ------------
Beverage, Food & Tobacco - 8.1%
Anheuser Busch ...................................      28,020        1,281,915
Darden Restaurants ...............................      26,975          889,636
Diageo PLC - ADR .................................      21,515        1,275,840
McDonald's .......................................      52,755        1,463,950
Outback Steakhouse, Inc. .........................      26,369        1,192,934
                                                                   ------------
                                                                      6,104,275
                                                                   ------------
Financial Services - 7.2%
Fannie Mae .......................................      16,865          984,916
Freddie Mac ......................................      31,975        2,085,729
Lehman Brothers Holdings .........................      15,950        1,583,516
Merrill Lynch & Co., Inc. ........................      13,865          762,714
                                                                   ------------
                                                                      5,416,875
                                                                   ------------
Retailers - 6.5%
CVS ..............................................      63,070        1,833,445
Home Depot .......................................      51,755        2,013,269
Kohl's Corp.* ....................................      18,750        1,048,313
                                                                   ------------
                                                                      4,895,027
                                                                   ------------

Touchstone Strategic Trust
Value Plus Fund
(Continued)
================================================================================
                                                                      Market
Common Stocks - 98.0% (Continued)                     Shares          Value
--------------------------------------------------------------------------------
Industrial - Diversified - 4.5%
General Electric .................................      48,275     $  1,672,729
Tyco International ...............................      59,985        1,751,562
                                                                   ------------
                                                                      3,424,291
                                                                   ------------
Media - Broadcasting & Publishing - 4.3%
Clear Channel Communications, Inc. ...............      37,760        1,167,917
Comcast Corp. - Special Class A* .................      51,480        1,541,826
Viacom, Inc. - Class B ...........................      17,005          544,500
                                                                   ------------
                                                                      3,254,243
                                                                   ------------
Electronics - 3.8%
Analog Devices ...................................      17,250          643,598
Flextronics International Ltd.* ..................      65,965          871,398
Intel ............................................      52,995        1,381,049
                                                                   ------------
                                                                      2,896,045
                                                                   ------------
Health Care - 2.9%
Amgen, Inc.* .....................................      16,685        1,008,775
WellPoint, Inc.* .................................      16,705        1,163,336
                                                                   ------------
                                                                      2,172,111
                                                                   ------------

Telephone Systems - 2.7%
Alltell ..........................................      12,730          792,824
SBC Communications ...............................      26,225          622,844
Verizon Communications ...........................      19,185          662,842
                                                                   ------------
                                                                      2,078,510
                                                                   ------------
Heavy Machinery - 2.7%
Caterpiller ......................................      21,610        2,059,649
                                                                   ------------

Building Products - 2.5%
Masco ............................................      59,115        1,877,492
                                                                   ------------

Household Products - 2.4%
Kimberly-Clark ...................................      29,335        1,836,078
                                                                   ------------

Insurance - 2.1%
Allstate .........................................      26,470        1,581,583
                                                                   ------------

Farm Machinery And Equipment - 1.9%
Deere & Co. ......................................      22,060        1,444,709
                                                                   ------------

Medical Supplies - 1.6%
Boston Scientific Corp.* .........................      45,710        1,234,170
                                                                   ------------

Electric Utilities - 1.5%
Dominion Resources ...............................      15,845        1,162,865
                                                                   ------------

Paper and Related Products - 1.3%
Sealed Air Corp.* ................................      19,046          948,300
                                                                   ------------

Touchstone Strategic Trust
Value Plus Fund
(Continued)
================================================================================
                                                                      Market
Common Stocks - 98.0% (Continued)                     Shares          Value
--------------------------------------------------------------------------------
Chemicals - 1.2%
Du Pont (E.I.) DE Nemours ........................      21,865     $    940,414
                                                                   ------------

Total Common Stocks ..............................                 $ 74,193,258
                                                                   ------------

Investment Funds - 1.8%
BBH Securities Lending Fund ** ...................   1,327,200        1,327,200
                                                                   ------------

Total Investment Securities - 99.8%
(Cost $65,692,496) ...............................                 $ 75,520,458
                                                                   ------------

Other Assets in Excess of Liabilities - 0.2% .....                      186,737
                                                                   ------------

Net Assets - 100.0% ..............................                 $ 75,707,195
                                                                   ============

*    Non-income producing security.
ADR - American Depository Receipt.
See accompanying Notes to Portfolios of Investments.

Touchstone Strategic Trust
Notes to Portfolios of Investments
June 30, 2005 (Unaudited)
================================================================================

Security Valuation

The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price and portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (NOCP). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees.

Portfolio Securities Loaned

As of June 30, 2005, the Emerging Growth Fund, Growth Opportunities Fund, Large Cap Growth Fund, Large Cap Core Equity Fund, Micro Cap Growth Fund and Small Cap Growth Fund loaned common stocks having a fair value of approximately $87,379,624, $1,278,141, $36,881,226, $393,884, $14,783,180 and $49,901,863 and
received collateral of $90,364,332, $1,327,200, $38,349,930, $408,818,
$15,479,157 and $52,277,347 for the loans, respectively. All collateral received as cash and securities is received, held and administered by the Funds' custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividend on the securities loaned. The loans are secured by collateral valued at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Unrealized gain or loss on the fair value of the securities loaned that may occur during the term of the loan are recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

Investment Income

Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are recorded on an accrual basis.

Security Transactions

Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Touchstone Strategic Trust
Notes to Portfolios of Investments
(Continued)
================================================================================

Federal Tax Information

As of June 30, 2005, the Funds had the following federal tax cost resulting in unrealized appreciation as follows:

---------------------------------------------------------------------------------------------
                                                     Gross         Gross            Net
                                      Federal      Unrealized    Unrealized     Unrealized
                                     Tax Cost     Appreciation  Depreciation   Appreciation
---------------------------------------------------------------------------------------------
Emerging Growth Fund ..........    $885,492,775   $138,939,870  $ 36,544,806   $102,395,064
Growth Opportunities Fund .....    $100,508,594   $ 19,798,411  $ 10,440,393   $  9,358,018
Large Cap Core Equity Fund ....    $ 10,785,316   $  2,482,726  $    641,499   $  1,841,227
Large Cap Growth Fund .........    $501,301,506   $ 53,835,756  $  5,036,684   $ 48,799,072
Micro Cap Growth Fund .........    $ 59,498,936   $ 12,861,569  $  1,662,905   $ 11,198,664
Small Cap Growth Fund .........    $207,816,711   $ 28,797,368  $  6,581,375   $ 22,215,993
Value Plus Fund ...............    $ 67,405,944   $ 11,892,840  $  3,778,326   $  8,114,514
---------------------------------------------------------------------------------------------

Risks Associated with Foreign Securities

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to a Fund or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with Small Capitalization Investing

Emerging growth funds and small cap funds typically carry additional risks since smaller companies generally have a higher risk of failure. Historically, smaller companies have experienced a greater degree than average of market volatility.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Touchstone Strategic Trust

By: (Signature)* /s/ Jill T. McGruder
                 ---------------------------------------
Name:  Jill T. McGruder
Title:  President

Date: August 24, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature )* /s/ Terrie A. Weidenheft
                  --------------------------------------
Name:  Terrie A. Weidenheft
Title:  Treasurer

Date: August 24, 2005


--------------------------------------------------------------------------------
*Print the name and title of each signing officer under his or her signature.